SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 36,718	$ 129,230	$ 166,338
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	40,145	30,861	25,391
Property and equipment, depreciation	(32,283)	(15,848)	(23,449)
Property and equipment, impaiment	(7,182)
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	44,878	46,376	42,851
Property and equipment, depreciation	(42,439)	(31,518)	(1,671)
Property and equipment, impaiment	(2,439)
Kitchen Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	29,279	23,044	20,257
Property and equipment, depreciation	(13,523)	(8,368)	(3,240)
Property and equipment, impaiment	(9,469)
Operating Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	12,292	8,522	8,384
Property and equipment, depreciation	(5,195)	(3,373)	(1,223)
Property and equipment, impaiment	(3,658)
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	143,736	122,083	111,924
Property and equipment, depreciation	(67,835)	$ (42,549)	$ (12,886)
Property and equipment, impaiment	$ (49,589)